SEGMENT AND GEOGRAPHIC DATA (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information

	Americas	Asia Pacific	EMEA	Corporate	Inter-Segment Elimination	Total
For The Three Months Ended March 31, 2025
Revenue, from external customers	$6,852	$19,127	$5,887	$—	$—	$31,866
Inter-segment revenue	90	1	—	—	(91)	—

Total revenue	$6,942	$19,128	$5,887	$—	$(91)	$31,866

Adjusted net revenue, from external customers (a)	$5,980	$7,211	$3,207	$—	$—	$16,398
Inter-segment adjusted net revenue	89	(88)	(1)	—	—	—

Total adjusted net revenue	$6,069	$7,123	$3,206	$—	$—	$16,398

Salaries and related	$(4,818)	$(5,718)	$(3,358)	$(451)	$—	$(14,345)

EBITDA (loss) (b)	$(141)	$283	$(638)	$(1,016)	$—	$(1,512)
Depreciation and amortization	(241)	(35)	(4)	(3)	—	(283)
Intercompany dividend/interest (expense) income, net	—	(123)	—	123	—	—
Interest income, net	—	2	—	69	—	71
Provision for income taxes	(20)	(86)	30	44	—	(32)

Net (loss) income	$(402)	$41	$(612)	$(783)	$—	$(1,756)

As of March 31, 2025
Accounts receivable, net	$5,643	$10,801	$4,837	$—	$—	$21,281

Long-lived assets, net of accumulated depreciation and amortization (c)	$6,409	$1,731	$21	$25	$—	$8,186

Total assets	$14,571	$22,185	$9,350	$7,079	$—	$53,185

	Americas	Asia Pacific	EMEA	Corporate	Inter-Segment Elimination	Total
For The Three Months Ended March 31, 2024
Revenue, from external customers	$5,994	$21,509	$6,388	$—	$—	$33,891
Inter-segment revenue	55	—	—	—	(55)	—

Total revenue	$6,049	$21,509	$6,388	$—	$(55)	$33,891

Adjusted net revenue, from external customers (a)	$5,805	$6,546	$3,979	$—	$—	$16,330
Inter-segment adjusted net revenue	55	(47)	(8)	—	—	—

Total adjusted net revenue	$5,860	$6,499	$3,971	$—	$—	$16,330

Salaries and related	$(5,354)	$(5,989)	$(3,355)	$(468)	$—	$(15,166)

EBITDA (loss) (b)	$(864)	$(601)	$268	$(1,485)	$—	$(2,682)
Depreciation and amortization	(349)	(38)	(7)	(3)	—	(397)
Intercompany (expense) interest income, net	—	(132)	—	132	—	—
Interest (expense) income, net	—	3	—	90	—	93
(Provision for) benefit from income taxes	(15)	217	(86)	(28)	—	88

Net income (loss)	$(1,228)	$(551)	$175	$(1,294)	$—	$(2,898)

As of December 31, 2024
Accounts receivable, net	$4,740	$9,254	$6,099	$—	$—	$20,093

Long-lived assets, net of accumulated depreciation and amortization (c)	$6,640	$1,744	$26	$26	$—	$8,436

Total assets	$14,455	$21,425	$9,393	$7,310	$—	$52,583

(a)
Adjusted net revenue is net of the Direct contracting costs and reimbursed expenses caption on the Condensed Consolidated Statements of Operations. Direct contracting costs and reimbursed expenses include the direct staffing costs of salaries, payroll taxes, employee benefits, travel expenses, and insurance costs for the Company’s contractors and reimbursed out-of-pocket
expenses and other direct costs. The region where services are provided, the mix of RPO and contracting, and the functional nature of the staffing services provided can affect operating income and EBITDA. The salaries, commissions, payroll taxes, and employee benefits related to recruitment professionals are included under the caption “Salaries and related” in the Condensed Consolidated Statements of Operations.

(b)
SEC Regulation
S-K
Item 229.10(e)1(ii)(A) defines EBITDA as earnings before interest, taxes, depreciation and amortization. EBITDA is presented to provide additional information to investors about the Company’s operations on a basis consistent with the measures that the Company uses to manage its operations and evaluate its performance. Management also uses this measurement to evaluate working capital requirements. EBITDA should not be considered in isolation or as a substitute for operating income and net income prepared in accordance with U.S. GAAP or as a measure of the Company’s profitability.

(c)	Comprised of property and equipment, intangible assets and goodwill, net of accumulated depreciation and amortization.

	Americas	Asia Pacific	EMEA	Corporate	Inter-segment elimination	Total
For the Year Ended December 31, 2024
Revenue, from external customers	$27,894	$86,704	$25,458	$—	$—	$140,056
Inter-segment revenue	210	4	41	—	(255)	—

Total revenue	$28,104	$86,708	$25,499	$—	$(255)	$140,056

Adjusted net revenue, from external customers (a)	$25,144	$29,416	$15,592	$—	$—	$70,152
Inter-segment adjusted net revenue	206	(226)	19	—	1	—

Total adjusted net revenue	$25,350	$29,190	$15,611	$—	$1	$70,152

Salaries and related	$(19,603)	$(23,773)	$(13,567)	$(1,366)	$—	$(58,309)

EBITDA (loss), unaudited (b)	$339	$482	$298	$(3,588)	$—	$(2,469)
Depreciation and amortization	(1,163)	(161)	(26)	(11)	—	(1,361)
Interest income, net	—	9	—	351	—	360
Intercompany interest (expense) income, net	—	(529)	—	529	—	—
Provision for income taxes	(126)	(364)	(752)	(58)	—	(1,300)

Net loss	$(950)	$(563)	$(480)	$(2,777)	$—	$(4,770)

As of December 31, 2024
Accounts receivable, net	$4,740	$9,254	$6,099	$—	$—	$20,093

Long-lived assets, net of accumulated depreciation and amortization (c)	$6,640	$1,744	$26	$26	$—	$8,436

Total assets	$14,455	$21,425	$9,393	$7,310	$—	$52,583

	Americas	Asia Pacific	EMEA	Corporate	Inter-segment elimination	Total
For the Year Ended December 31, 2023
Revenue, from external customers	$31,254	$103,857	$26,227	$—	$—	$161,338
Inter-segment revenue	326	—	(27)	—	(299)	—

Total revenue	$31,580	$103,857	$26,200	$—	$(299)	$161,338

Adjusted net revenue, from external customers (a)	$30,141	$33,675	$16,451	$—	$—	$80,267
Inter-segment adjusted net revenue	326	(208)	(84)	—	(34)	—

Total adjusted net revenue	$30,467	$33,467	$16,367	$—	$(34)	$80,267

Salaries and related	$(25,224)	$(23,467)	$(12,848)	$(1,320)	$—	$(62,859)

EBITDA (loss), unaudited (b)	$(704)	$5,859	$1,582	$(3,074)	$—	$3,663
Depreciation and amortization	(1,282)	(146)	(29)	(10)	—	(1,467)
Interest income, net	—	2	(1)	371	—	372
Intercompany interest (expense) income, net	—	(505)	—	505	—	—
(Provision for) benefit from income taxes	83	(1,524)	724	347	—	(370)

Net income (loss)	$(1,903)	$3,686	$2,276	$(1,861)	$—	$2,198

As of December 31, 2023
Accounts receivable, net	$5,502	$9,280	$4,928	$—	$—	$19,710

Long-lived assets, net of accumulated depreciation and amortization (c)	$7,773	$1,954	$33	$38	$—	$9,798

Total assets	$17,632	$23,604	$11,064	$8,658	$—	$60,958

(a)
Adjusted net revenue are net of the Direct contracting costs and reimbursed expenses caption on
the Consolidated Statements of Operations. Direct contracting costs and reimbursed expenses include the direct staffing costs of salaries, payroll taxes, employee benefits, travel expenses, and insurance costs for the Company’s contractors and reimbursed out-of-pocket
expenses and other direct costs. The region where services are provided, the mix of RPO and contracting, and the functional nature of the staffing services provided can affect operating income and EBITDA. The salaries, commissions, payroll taxes, and employee benefits related to recruitment professionals are included under the caption “Salaries and related” in the Consolidated Statements of Operations.

(b)
SEC Regulation
S-K
229.10(e)1(ii)(A) defines EBITDA as earnings before interest, taxes, depreciation and amortization. EBITDA is presented to provide additional information to investors about the Company’s operations on a basis consistent with the measures that the Company uses to manage its operations and evaluate its performance. Management also uses this measurement to evaluate working capital requirements. EBITDA should not be considered in isolation or as a substitute for operating income and net income prepared in accordance with U.S. GAAP or as a measure of the Company’s profitability.

(c)	Comprised of property and equipment, intangible assets and goodwill, net of accumulated depreciation and amortization.

Revenue and long-lived assets by geographic area
Geographic Data Reporting
A summary of revenues for the three months ended March 31, 2025 and 2024 and net assets by geographic area as of March 31, 2025 and 2024 and as of December 31, 2024, were as follows:

	Australia	United States	United Kingdom	Other	Total
For The Three Months Ended March 31, 2025
Revenue (a)	$14,862	$6,510	$5,294	$5,200	$31,866
For The Three Months Ended March 31, 2024
Revenue (a)	$18,065	$5,692	$5,915	$4,219	$33,891
As of March 31, 2025
Long-lived assets, net of accumulated depreciation and amortization (b)	$14	$6,433	$13	$1,726	$8,186
Net assets	$7,448	$16,751	$3,218	$12,057	$39,474
As of December 31, 2024
Long-lived assets, net of accumulated depreciation and amortization (b)	$20	$6,667	$16	$1,733	$8,436
Net assets	$7,788	$17,066	$3,076	$12,498	$40,428

(a)	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.
(b)	Comprised of property and equipment, intangible assets and goodwill, net of accumulated depreciation and amortization.

A summary of revenues for the years ended December 31, 2024 and 2023 and net assets by geographic area as of December 31, 2024 and 2023 were as follows:

Information by geographic region	Australia	United Kingdom	United States	Other	Total
For the Year Ended December 31, 2024
Revenue (a)	$70,674	$22,900	$26,577	$19,905	$140,056

For the Year Ended December 31, 2023
Revenue (a)	$92,505	$24,810	$29,333	$14,690	$161,338

As of December 31, 2024
Long-lived assets, net (b)	$20	$16	$6,667	$1,733	$8,436

Net assets	$7,788	$3,076	$17,066	$12,498	$40,428

As of December 31, 2023
Long-lived assets, net (b)	$49	$33	$7,811	$1,905	$9,798

Net assets	$9,634	$5,084	$22,585	$11,251	$48,554

(a)	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.
(b)	Comprised of property and equipment, intangible and goodwill, net of accumulated depreciation and amortization.